UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22185

IndexIQ Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2012

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.indexiq.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call IndexIQ at 1-888-934-0777.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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It’s easy to enroll:

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2. Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

Shareholder Letter (unaudited)

Dear Shareholder:

For the six months ended October 31, 2012, we saw a continuation of the divergence in performance between “risky” assets and those assets generally deemed to be “safe havens.” The steady decline in U.S. interest rates and the commitment by the U.S. Federal Reserve to keep short term rates low into 2014 and beyond provided a tailwind for virtually all U.S. fixed income assets. As investors sought to access equity-like returns in a more risk controlled manner, assets flowed into corporate bonds, both investment grade as well as high yield, driving their returns higher. Additionally, long dated U.S. Treasury bonds continued to attract significant interest among investors looking for safety from the problems plaguing sovereign debt in peripheral Europe. Also benefitting from the flight to quality trend were large cap U.S. equities and to some extent small cap U.S. equities. The relative safety of the U.S. Dollar and gold also attracted investor interest over this time period.

Not surprisingly, non-U.S. assets did not fare as well during this time period. International equities (both developed and emerging markets) posted returns below U.S. equities. Economically sensitive commodities such as energy and industrial metals were down sharply over concern about the less than robust global economic data. The Euro was down as debt issues in Greece, Spain, Italy and other European countries continued to weigh on the non-U.S. markets.

Investors have recognized that having a well-diversified portfolio is critical to better long-term investment returns. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because of our focus on bringing a different approach to the alternative investment segment of the marketplace. One leading example of this philosophy is the IQ ALPHA Hedge Strategy Fund, which was launched by IndexIQ in June 2008 and surpassed its four-year anniversary as of June 30, 2012. The Fund’s performance has demonstrated why a multi-asset class, hedged approach can be attractive during volatile market conditions.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 or for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.
4

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Month Period 5/1/12 to 10/31/12” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Annualized Expense Ratios for the Period 5/1/12 to 10/31/12	Expenses Paid During the Six Month Period 5/1/12 to 10/31/12†
Institutional Class
Actual	$1,000.00	$1,023.41	1.15%	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	1.15%	$5.85
Investor Class
Actual	$1,000.00	$1,020.53	1.51%	$7.69
Hypothetical (5% return before expenses)	$1,000.00	$1,017.59	1.51%	$7.68

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).
5

Portfolio Summary

October 31, 2012 (unaudited)

PORTFOLIO STATISTICS
Net Assets ($ mil): $274.8

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Investment Companies	% of Net Assets
Corporate Bond Funds	25.8%
U.S. Short-Term Treasury Bond Funds	18.2
Aggregate Bond Funds	15.7
Equity Funds	10.8
Convertible Bond Fund	9.2
Money Market Funds	8.6
U.S. Small Cap Equity Fund	6.5
Currency Harvest Fund	3.9
High Yield Corporate Bond Funds	3.6
Asset Allocation Fund	2.6
Commodity Funds	1.4
Real Estate Fund	0.9
Volatility Funds	0.7
Total Investments	107.9
Liabilities in Excess of Other Assets	(7.9)
Net Assets	100.0%

6

Schedule of Investments

October 31, 2012 (unaudited)

	Shares	Value
Investment Companies(a) — 99.3%

Aggregate Bond Funds — 15.7%
iShares Core Total US Bond Market ETF	178,788	$20,051,074
SPDR Barclays Aggregate Bond ETF(b)	13,400	792,744
Vanguard Total Bond Market ETF	262,410	22,275,985
Total Aggregate Bond Funds		43,119,803

Asset Allocation Fund — 2.6%
CurrencyShares Japanese Yen Trust(b)*	57,110	7,021,103

Commodity Funds — 1.4%
iShares Silver Trust*	42,302	1,322,784
PowerShares DB Gold Fund(b)*	44,518	2,634,130
Total Commodity Funds		3,956,914

Convertible Bond Fund — 9.2%
SPDR Barclays Convertible
Securities ETF	636,444	25,171,360

Corporate Bond Funds — 25.8%
iShares Barclays Credit Bond Fund(b)	32,987	3,786,578
iShares iBoxx $ Investment Grade
Corporate Bond Fund	545,368	67,091,171
Total Corporate Bond Funds		70,877,749

Currency Harvest Fund — 3.9%
PowerShares DB G10 Currency
Harvest Fund*	417,657	10,621,018

Equity Funds — 10.8%
iShares MSCI EAFE Index Fund	306,631	16,426,223
SPDR S&P 500 ETF Trust	65,013	9,178,535
Vanguard MSCI EAFE ETF	127,011	4,220,576
Total Equity Funds		29,825,334

High Yield Corporate Bond Funds — 3.6%
iShares iBoxx $ High Yield Corporate
Bond Fund	61,592	5,705,267
SPDR Barclays High Yield Bond ETF(b)	103,722	4,183,108
Total High Yield Corporate Bond Funds		9,888,375

Real Estate Fund — 0.9%
SPDR Dow Jones International
Real Estate ETF(b)	63,906	2,603,530

U.S. Short-Term Treasury Bond Funds — 18.2%
iShares Barclays 1-3 Year Treasury
Bond Fund(b)	239,835	20,246,871
iShares Barclays Short Treasury
Bond Fund	56,914	6,272,492
SPDR Barclays 1-3 Month T-Bill ETF	53,167	2,436,112
Vanguard Short-Term Bond ETF	258,132	21,001,619
Total U.S. Short-Term Treasury Bond Funds		49,957,094

	Shares	Value
U.S. Small Cap Equity Fund — 6.5%
iShares Russell 2000 Index Fund(b)	220,215	$17,890,267

Volatility Funds — 0.7%
iPath S&P 500 VIX Mid-Term Futures ETN* .	40,347	1,270,123
ProShares VIX Mid-Term Futures ETF*	17,497	677,834
Total Volatility Funds		1,947,957
Total Investment Companies — 99.3%
(Cost $260,238,065)		272,880,504

Short-Term Investment — 1.0%

Money Market Fund — 1.0%
Dreyfus Treasury & Agency Cash
Management 521 Institutional, 0.01%(c)
(Cost $2,852,299)	2,852,299	2,852,299

Investment of Cash Collateral For Securities Loaned — 7.6%

Money Market Fund — 7.6%
BNY Mellon Overnight Government Fund
(Cost $20,879,078)	20,879,078	20,879,078
Total Investments — 107.9%
(Cost $283,969,442)		$296,611,881
Liabilities in Excess of Other Assets — (7.9)%(d)		(21,832,456)
Net Assets — 100.0%		$274,779,425

*	Non-income producing securities.
(a)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $181,860,770.
(b)	All or a portion of security is on loan. The aggregate market value of securities on loan is $20,396,558; cash collateral of $20,879,078 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate shown represents annualized 7-day yield as of October 31, 2012.
(d)	Liabilities in Excess of Other Assets includes net unrealized depreciation on swap contracts.

ETF — Exchange Traded Fund
ETN — Exchange Traded Note

See notes to financial statements.

7

Schedule of Investments (continued)

October 31, 2012 (unaudited)

Total Return Swap contracts outstanding at October 31, 2012:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Canadian Dollar Trust	(3.01)%	4/17/2014	$ (51,572)	$—
CurrencyShares Euro Trust	(2.18)%	4/17/2014	(11,271,160)	—
CurrencyShares Japanese Yen Trust	0.56%	4/17/2014	4,291,835	—
iPath Dow Jones- UBS Commodity Index Total Return ETN	(2.24)%	4/17/2014	(127,262)	—
iPath S&P 500 VIX Mid-Term Futures ETN	0.56%	4/17/2014	776,391	—
iShares Barclays 1-3 Year Treasury Bond Fund	0.56%	4/17/2014	12,376,479	—
iShares Core Total US Bond Market ETF	0.56%	4/17/2014	12,256,761	—
iShares Barclays Credit Bond Fund	0.56%	4/17/2014	2,314,626	—
iShares Barclays Short Treasury Bond Fund	0.56%	4/17/2014	3,834,206	—
iShares Barclays TIPS Bond Fund	(0.24)%	4/17/2014	(9,780,043)	—
iShares Dow Jones US Real Estate Index Fund	(0.66)%	4/17/2014	(6,339,674)	—
iShares iBoxx $ High Yield Corporate Bond Fund	0.56%	4/17/2014	3,487,520	—
iShares iBoxx Investment Grade Corporate Bond Fund	0.56%	4/17/2014	41,011,300	—
iShares JPMorgan USD Emerging Markets Bond Fund	(2.51)%	4/17/2014	(10,728,434)	—
iShares MSCI EAFE Index Fund	0.56%	4/17/2014	10,041,000	—
iShares MSCI Emerging Markets Index Fund	(0.33)%	4/17/2014	(13,056,988)	—
iShares Russell 2000 Index Fund	0.56%	4/17/2014	10,935,879	—
iShares Silver Trust	0.56%	4/17/2014	808,580	—
PowerShares DB Commodity Index Tracking Fund	(0.74)%	4/17/2014	(405,215)	—
PowerShares DB G10 Currency Harvest Fund	0.56%	4/17/2014	6,492,381	—
PowerShares DB Gold Fund	0.56%	4/17/2014	1,610,193	—
PowerShares Emerging Markets Sovereign Debt Portfolio	(4.98)%	4/17/2014	(4,284,003)	—
ProShares VIX Mid-Term Futures ETF	0.56%	4/17/2014	414,363	—
SPDR Barclays 1-3 Month T-Bill ETF	0.56%	4/17/2014	1,489,150	—
SPDR Barclays Aggregate Bond ETF	0.56%	4/17/2014	484,580	—
SPDR Barclays Convertible Securities ETF	0.56%	4/17/2014	15,386,651	—
SPDR Barclays High Yield Bond ETF	0.56%	4/17/2014	2,557,043	—
SPDR Dow Jones International Real Estate ETF	0.56%	4/17/2014	1,591,467	—
SPDR Dow Jones REIT ETF	(0.49)%	4/17/2014	(2,612,880)	—
SPDR S&P 500 ETF Trust	0.56%	4/17/2014	5,610,634	—
Vanguard Emerging Markets ETF	(0.24)%	4/17/2014	(20,118,791)	—
Vanguard Europe Pacific ETF	0.56%	4/17/2014	2,579,944	—
Vanguard REIT ETF	(0.74)%	4/17/2014	(19,357,972)	—
Vanguard Short-Term Bond ETF	0.56%	4/17/2014	12,837,794	—
Vanguard Total Bond Market ETF	0.56%	4/17/2014	13,616,780	—
Net Unrealized Appreciation (Depreciation)				$—

All or a portion of the securities held by the Fund have been segregated as collateral for swap contracts. The net collateral posted for swap contracts was $181,860,770 at October 31, 2012.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a Reset date of October 31, 2012.

See notes to financial statements.

8

Statement of Assets and Liabilities

October 31, 2012 (unaudited)

Assets
Investments, at fair value, including securities on loan of $20,396,558 (cost $283,969,442)	$296,611,881
Due from broker	1,359,228
Receivable for capital shares sold	194,434
Prepaid expenses and other receivables	52,835
Total Assets	298,218,378

Liabilities
Collateral for securities on loan (Note 2)	20,879,078
Due to broker	1,507,774
Payable for capital shares redeemed	377,683
Due to custodian	340,558
Advisory fees payable	222,507
Distribution fees payable — Investor Class	7,276
Compliance fees payable	394
Accrued expenses	103,683
Total Liabilities	23,438,953
Net Assets	$274,779,425

Composition of Net Assets
Paid-in capital	$269,446,752
Accumulated undistributed net investment income	2,567,528
Accumulated net realized loss on investment securities and swap transactions	(9,877,294)
Net unrealized appreciation on investment securities and swap transactions	12,642,439
Net Assets	$274,779,425

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Institutional	$240,929,729	22,976,328	$10.49
Investor	$ 33,849,696	3,242,519	$10.44

See notes to financial statements.

9

Statement of Operations

For the Six Months Ended October 31, 2012 (unaudited)

Investment Income
Dividend income		$ 3,227,567
Securities lending income, net (Note 2)		39,713
Interest income		200
Total Investment Income		3,267,480

Expenses
Advisory fees	$1,292,975
Administrative and accounting fees	67,107
Transfer agent fees	60,235
Professional fees	46,919
Distribution fee — Investor Class	41,965
Blue sky fees	26,843
Recoupment	23,759
Shareholder reporting fees	17,582
Insurance fees	17,241
Custodian fees	10,763
Registration fees	8,480
Trustee fees and expenses	7,837
Compliance fees	2,268
Miscellaneous fees	650
Total expenses		1,624,624
Net Investment Income		1,642,856

Realized and Unrealized Gain (Loss) on Investments and Swap Transactions
Net realized gain (loss) on:
Investment securities		(1,493,206)
Swap transactions		1,855,855
Net change in net unrealized appreciation/depreciation on:
Investment securities		4,011,959
Net realized and unrealized gain on investment securities and
swap transactions		4,374,608
Net Increase in Net Assets Resulting from Operations		$ 6,017,464

See notes to financial statements.

10

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,642,856	$3,516,017
Net realized gain (loss) on investment securities and swap transactions	362,649	(8,523,189)
Net change in unrealized appreciation/depreciation on investment
securities and swap transactions	4,011,959	1,964,480
Net increase (decrease) in net assets resulting from operations	6,017,464	(3,042,692)
Dividends and Distributions to Shareholders from:
Net investment income
Institutional Class	—	(3,142,868)
Investor Class	—	(335,074)
Total net investment income dividend distributions to shareholders	—	(3,477,942)
Net realized gains
Institutional Class	—	(1,347,721)
Investor Class	—	(197,079)
Total net realized gain distributions to shareholders	—	(1,544,800)
Capital Share Transactions
Institutional Class
Proceeds from shares sold	41,670,477	131,664,802
Cost of shares redeemed	(43,551,523)	(64,733,158)
Proceeds from distributions reinvested	—	2,453,143
Redemption fees	1,825	1,454
Net Increase (Decrease) from capital share transactions	(1,879,221)	69,386,241
Investor Class
Proceeds from shares sold	9,040,093	17,449,565
Cost of shares redeemed	(10,075,565)	(14,298,281)
Proceeds from distributions reinvested	—	450,692
Redemption fees	552	3,608
Net Increase (Decrease) from capital share transactions	(1,034,920)	3,605,584
Total increase in net assets	3,103,323	64,926,391
Net Assets
Beginning of period	271,676,102	206,749,711
End of period	$274,779,425	$271,676,102
End of period net assets includes undistributed net investment
income as follows:	$2,567,528	$924,672
Changes in Shares Outstanding
Institutional Class
Shares outstanding, beginning of period	23,152,406	16,395,991
Shares sold	4,035,907	12,807,567
Shares redeemed	(4,211,985)	(6,296,466)
Shares issued for dividends reinvested	—	245,314
Shares outstanding, end of period	22,976,328	23,152,406
Investor Class
Shares outstanding, beginning of period	3,344,801	2,990,868
Shares sold	878,511	1,707,401
Shares redeemed	(980,793)	(1,398,582)
Shares issued for dividends reinvested	—	45,114
Shares outstanding, end of period	3,242,519	3,344,801

See notes to financial statements.

11

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	INSTITUTIONAL CLASS
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period June 30, 2008[1] to April 30, 2009
Net asset value, beginning of period	$10.26	$10.67	$10.14	$9.34	$10.00
Income from Investment Operations
Net investment income[2]	0.06	0.17	0.21	0.10	0.20
Net realized and unrealized gain (loss) on
investments and swap transactions	0.17	(0.37)	0.51	0.99	(0.77)[3]
Distributions of net realized gains by
other investment companies	—	0.02	0.00 [4]	—	0.00 [4]
Net increase (decrease) resulting
from operations	0.23	(0.18)	0.72	1.09	(0.57)
Less distributions from:
Net investment income	—	(0.16)	(0.18)	(0.07)	(0.09)
Net realized gains	—	(0.07)	(0.01)	(0.22)	—
Total distributions to shareholders	—	(0.23)	(0.19)	(0.29)	(0.09)
Net asset value, end of period	$10.49	$10.26	$10.67	$10.14	$9.34
Total Return
Total investment return based on
net asset value[5]	2.34%	(1.62)%	7.19%	11.65%	(5.71)%
Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$240,930	$237,466	$174,916	$71,814	$3,019
Ratio to average net assets of:
Expenses net of reimbursements	1.15%[6]	1.16%	1.30%	1.64%	1.15%[6]
Expenses before reimbursements	1.15%[6]	1.16%	1.30%	1.98%	24.41%[6]
Net investment Income	1.25%[6]	1.62%	2.05%	1.01%	2.77%[6]
Portfolio turnover rate	86%[7]	142%	195%	151%	182%[7]

See footnotes on page 13.

See notes to financial statements.

12

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	INVESTOR CLASS
	For the Six Months Ended October 31, 2012 (unaudited)	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period July 23, 2008[1] to April 30, 2009
Net asset value, beginning of period	$10.23	$10.64	$10.12	$9.31	$10.00
Income from Investment Operations
Net investment income[2]	0.05	0.12	0.16	0.08	0.11
Net realized and unrealized gain (loss) on
investments and swap transactions	0.16	(0.36)	0.50	0.99	(0.70)[3]
Distributions of net realized gains by
other investment companies	—	0.02	0.00 [4]	—	0.00 [4]
Net increase (decrease) resulting
from operations	0.21	(0.22)	0.66	1.07	(0.59)
Less distributions from:
Net investment income	—	(0.12)	(0.13)	(0.04)	(0.10)
Net realized gains	—	(0.07)	(0.01)	(0.22)	—
Total distributions to shareholders	—	(0.19)	(0.14)	(0.26)	(0.10)
Net asset value, end of period	$10.44	$10.23	$10.64	$10.12	$9.31

Total Return
Total investment return based on net
asset value[5]	2.05%	(2.05)%	6.57%	11.44%	(5.89)%
Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$33,849	$34,210	$31,834	$14,835	$637
Ratio to average net assets of:
Expenses net of reimbursements	1.51%[6]	1.65%	1.90%	1.86%	1.40%[6]
Expenses before reimbursements	1.51%[6]	1.65%	1.90%	2.79%	44.26%[6]
Net investment Income	0.92%[6]	1.20%	1.55%	0.78%	1.82%[6]
Portfolio turnover rate	86%[7]	142%	195%	151%	182%[7]

1	Commencement of offering shares.
2	Based on average shares outstanding.
3	Due to the timing of sales and repurchases of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.
4	Represents less than $0.005.
5	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the advisor. Total returns may reflect adjustments to conform to generally accepted accounting principals.
6	Annualized.
7	Portfolio turnover rate is not annualized.

See notes to financial statements.

13

Notes to Financial Statements

October 31, 2012 (unaudited)

1. ORGANIZATION

IQ ALPHA Hedge Strategy Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Institutional Class and Investor Class. Both classes have equal rights and voting privileges, except in matters affecting a single class.

The Fund’s investment objective is to seek to achieve investment results that correspond to the total return (aggregate price and yield performance) of the IQ Alpha Hedge Index (the “Index”). The objective of the Index is to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the Securities and Exchange Commission’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price, or if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected to affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

14

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Trustees, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. There were no transfers into or out of any levels described above during the period ended October 31, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3
Investment Companies*	$272,880,504	$—	$—
Other Financial Instruments**	—	—	—
Short-Term Investments	23,731,377	—	—
Total	$296,611,881	$—	$—

*	Please refer to the Schedule of Investments to view securities segregated by fund type.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Investor Class Shares may be lower than dividends on the Institutional Class Shares as a result of the service and/or distribution

15

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

fees applicable to Investor Class Shares. Net realized long-term and short-term capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Fund for the period from commencement of operations through October 31, 2012 are open for examination.

The Fund has concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Cash Equivalents

Cash equivalents are highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending

The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Fund is disclosed on the Statement of Operations. The value of loaned securities and related collateral outstanding at October 31, 2012 are shown in the Schedule of Investments and Statement of Assets and Liabilities.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. General expenses are allocated between the separate classes based on the weighted net asset value of each class. Class level expenses are allocated to the respective class as incurred.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair

16

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the Fund’s financial statements.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays IndexIQ Advisors LLC (“the Advisor”) an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor assumes responsibility for management of the Fund.

The Fund and the Advisor have entered into an expense limitation agreement whereby the Advisor has agreed to waive its fee and/or reimburse the Fund to the extent that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, extraordinary expenses, and distribution and/or service fees, if any under the Rule 12b-1 Plan) exceed 1.65%. Prior to July 1, 2009, the agreement set this level at 1.15%. The expense limitation agreement allows the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation in place at that time. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees.

For the period ended October 31, 2012, the Advisor recouped expenses as follows:

Fund Class	Expenses Recouped
Institutional Class	$23,759
Investor Class	—
Total	$23,759

The amounts available for potential future recoupment by the Advisor and the expiration schedule at October 31, 2012 are as follows:

Fund Class	Total Potential Recoupment	Potential Recoupment Amounts Expiring April 30, 2013
Institutional Class	$37,413	$13,654
Investor Class	31,168	31,168
Total	$68,581	$44,822

At October 31, 2012, the recoupment payable included in accrued expenses on the Statement of Assets and Liabilities was $2,597.

Distribution Agreement (12b-1 Fees)

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Fund has adopted a Distribution Service Agreement (“Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Investor Class shares. The Distribution Agreement allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Investor Class shares of the Fund.

17

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc. serves as the Fund’s transfer agent.

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2012, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Investor Class Shares and Institutional Class Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the Distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 pm (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business. The Fund imposes a 2% redemption fee on redemptions made within seven calendar days of purchase subject to certain exceptions. The Fund has granted authority to the Advisor to waive the redemption fee at its sole discretion where the Advisor believes such waiver is in the best interests of the Fund.

5. FEDERAL INCOME TAX

At October 31, 2012, the cost of investments on a tax basis including the adjustment for financial reporting purposes as of the most recently completed Federal income tax reporting period was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$286,769,461	$278,178,652	$(268,336,232)	$9,842,420

The differences between book and tax basis cost of investments and net unrealized appreciation(depreciation) are primarily attributable to wash sale loss deferrals and pass through investments.

At April 30, 2012, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Net Unrealized Depreciation	Total Earnings/(Loss)

$793,894	$(7,309,146)	$5,830,461	$(684,791)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including swap contracts.

The tax character of distributions paid from ordinary income during the years ended April 30, 2012 and April 30, 2011 were $3,477,942 and $2,678,273, respectively. $1,544,800 and $124,953 were distributed from long term capital gains during the fiscal years ended April 30, 2012 and April 30, 2011, respectively.

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

18

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At April 30, 2012, the Fund incurred and elected to defer to May 1, 2012 post-October losses of $7,309,146.

At April 30, 2012, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Capital and Other Gains/(Losses)	Paid-in Capital
$(205,842)	$(129,432)	$335,274

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of swap contracts.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2012 were $230,445,323 and $229,538,567, respectively.

7. DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

During the period ended October 31, 2012, the Fund utilized swaps to affect long and short exposure to several asset classes, including, among others, real estate, international equity, investment grade corporate bonds, and U.S. short-term Treasury bonds. In addition, the Fund employed swaps to leverage the Fund’s portfolio by approximately 25%. Both types of exposures affected by the swaps were consistent with the exposures of the Fund’s underlying index. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements. At October 31, 2012, the Fund posted $181,860,770 as collateral for swaps.

Pursuant to documentation governing the Fund’s swap transactions between the Fund and Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Fund to pay or receive

19

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

a settlement amount in connection with the terminated swap transaction. As of October 31, 2012, the Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement value of these contracts was approximately equal to the fair value of such contracts.

At October 31, 2012, the fair values of open total return swap contracts were zero and therefore no derivative instruments were reflected on the Statement of Assets and Liabilities. As a result of October 31, 2012 being a swap reset date, the swap values reset to zero and the net unrealized appreciation or depreciation settled through cash and is reflected in swap net realized loss on the statement of operations.

Transactions in derivative instruments reflected on the Statement of Operations during the period ended October 31, 2012, were as follows:

	Equity Risk	Total
Net Realized Gain
Swap transactions	$1,855,855	$1,855,855
Net realized gain	$1,855,855	$1,855,855

For the period ended October 31, 2012, the monthly average notional value of the swap contracts held by the Fund was $66,451,993.

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the underlying ETFs that comprise the Fund’s underlying Index. The Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, ETVs and ETNs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The underlying Index has limited historical performance data that is not predictive of future results. The underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the underlying Strategies of the Index, IndexIQ may not be successful in replicating the returns of the hedge fund indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Industry Concentration Risk

The Fund will not invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that

20

Notes to Financial Statements (continued)

October 31, 2012 (unaudited)

industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Total Return Swaps

The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

21

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal	Trustee	Since	Deputy Dean, McDonough School of Business,	13	FBR Funds
1957		August	Georgetown University (2006 to 2008); Visiting		(2006-2011)
		2008	Professor of Finance, Sloan School of
			Management, MIT (2005 to 2006); Interim Dean,
			McDonough School of Business, Georgetown
			University (2004 to 2005); Stallkamp Faculty Fellow
			and Professor of Finance, McDonough School of
			Business, Georgetown University (2003 to present).

Gene Chao	Trustee	Since	Vice President, Global Industries Strategy &	13	None
1970		August	Solutions, Juniper Networks (2011 to present);Vice
		2008	President and GM, Global Network, Hewlett-
			Packard (2010 to 2011); Vice President, Strategic
			Services, Dimension Data, Americas (2007 to 2010);
			Senior Vice President, Strategic Outsourcing,
			France Telecom Americas (2004 to 2007).

Interested Trustee[5]
Adam S. Patti	Chairman	Since	Chairman, Trustee, President and Principal	13	None
1970	and	November	Executive, IndexIQ Trust (2008 to present); Chief
	Trustee	2008	Executive Officer, the Advisor (2007 to present);
	President	Since	Chief Executive Officer, IndexIQ (2006 to present);
	and	July	Associate Publisher, Time Inc. (2006).
	Principal	2008
	Executive
	Officer

Officers of the Trust
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk	Secretary	Since	Chief Compliance Officer, the Advisor (2008 to present); Secretary,
1972		July 2008	IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF
Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ
Trust (February 2008 to November 2008); Chief Operating Officer, the
Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel	Treasurer,	Since	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer,
1971	Principal	October 2008	Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust
	Financial		(2008 to present); Executive Vice President, IndexIQ (2006 to present);
	Officer and		Vice President, Groton Partners LLC (2005 to 2006).
Chief
Compliance
Officer
	Executive Vice	Since June
	President	2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
22

SEMI-ANNUAL REPORT | OCTOBER 31, 2012

IndexIQ Trust
IQ ALPHA
Hedge Strategy Fund

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573

Custodian/Fund Administrator
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

IQ ALPHA Hedge Strategy Fund
c/o IndexIQ
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573
1-888-934-0777

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: January 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: January 2, 2013

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: January 2, 2013